Net income attributable to non-controlling interests (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of net income attributable to non-controlling interests [line items]
Net income attributable to non-controlling interests	€ 56	€ 36	[1]	€ 31	[2]
Share of net income attributable to other non-controlling interests
Disclosure of net income attributable to non-controlling interests [line items]
Net income attributable to non-controlling interests	€ 56	€ 36		€ 31

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.
[2]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.